Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows Related to Operating Activities
Receipts from customers	$ 2,619,477	$ 1,601,619	$ 1,413,676
Payments to suppliers and employees	(5,608,262)	(7,262,348)	(9,971,142)
Other - R&D Tax Concession Refund	1,190,206	2,156,206	1,615,043
Net Cash Flows Used In Operating Activities	(1,798,579)	(3,504,523)	(6,942,423)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(2,047)	(6,594)	(5,696)
Interest received	39	1,278	8,386
Net Cash Flows (Used In)/From Investing Activities	(2,008)	(5,316)	2,690
Cash Flows Related to Financing Activities
Proceeds from issues of securities	2,894,238	5,472,200	12,525,067
Capital raising costs	(825,055)	(733,152)	(2,132,422)
Proceeds from borrowings		500,000	500,000
Repayment of borrowings		(865,864)	(2,191,593)
Interest and other costs of finance paid		(24,199)	(97,051)
Net Cash Flows From Financing Activities	2,069,183	4,348,985	8,604,001
Net increase in cash and cash equivalents	268,596	839,146	1,664,268
Cash and cash equivalents at the beginning of the year	4,727,430	3,994,924	2,290,639
Effects of exchange rate changes on cash and cash equivalents	123,861	(106,640)	40,017
Cash and Cash Equivalents at the End of the Year	$ 5,119,887	$ 4,727,430	$ 3,994,924